11. Stockholders Deficit - Common Stock (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Quantity	250,000
Valuation	$ 62,500
Range of Value per Share
Stock Issuance Description

In November 2014, the Company issued 750,000 of restricted, nonvested shares to new Chief Executive Officer. The shares are to vest as follows: 250,000 in May 2015 and 500,000 shares in December 2015. The shares are valued at $0.25 per share.

The Company’s former Chief Executive Officer received 1,250,000 restricted unvested shares in association with an employment contract. These restricted shares were to vest as follows: 500,000 on November 15, 2013 with the remaining 750,000 shares to vest evenly (250,000 shares each vesting period) on December 31, 2014, 2015 and 2016. The shares were valued based on recent third party cash offering of convertible debt containing an exercise price of $0.25/share. In November 2014, the agreement was terminated and the Company entered into a new Agreement and Mutual Release with that former CEO. As of that date (November 2014), 750,000 of the aforementioned 1,250,000 shares were fully vested. In accordance with this new Agreement, the company issued 250,000 shares that vested on December 31, 2014 and the executive retained 500,000 shares of the previous granted (fully vested) shares. The remaining 500,000 unvested shares were forfeited by the former CEO.

Common Stock Issued Per Mutual Release and Waiver
Quantity		250,000
Valuation		62,500
Range of Value per Share
Stock Issuance Description

In November 2014, the Company issued 750,000 of restricted, nonvested shares to new Chief Executive Officer. The shares are to vest as follows: 250,000 in May 2015 and 500,000 shares in December 2015. The shares are valued at $0.25 per share.

The Company’s former Chief Executive Officer received 1,250,000 restricted unvested shares in association with an employment contract. These restricted shares were to vest as follows: 500,000 on November 15, 2013 with the remaining 750,000 shares to vest evenly (250,000 shares each vesting period) on December 31, 2014, 2015 and 2016. The shares were valued based on recent third party cash offering of convertible debt containing an exercise price of $0.25/share. In November 2014, the agreement was terminated and the Company entered into a new Agreement and Mutual Release with that former CEO. As of that date (November 2014), 750,000 of the aforementioned 1,250,000 shares were fully vested. In accordance with this new Agreement, the company issued 250,000 shares that vested on December 31, 2014 and the executive retained 500,000 shares of the previous granted (fully vested) shares. The remaining 500,000 unvested shares were forfeited by the former CEO.

Common Stock Issued in Exercise of Options [Member]
Quantity		1,000,000
Valuation		$ 1,000
Range of Value per Share